SHARE-BASED COMPENSATION- Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, beginning balance	93,846,550	87,112,400
Granted		16,097,050
Forfeited	(16,014,140)	(7,954,980)
Exercised	(9,151,290)	(1,407,920)
Expired	(115,200)
Outstanding, ending balance	68,565,920	93,846,550	87,112,400
Vested and expected to vest	68,565,920
Exercisable	53,535,110
Weighted average exercise price, outstanding	$ 0.19	$ 0.12
Weighted average exercise price, granted		0.61
Weighted average exercise price, forfeited	0.11	0.31
Weighted Average Exercise Price,exercised	0.10	0.09
Weighted Average exercise price, expired	0.14
Weighted average exercise price, outstanding	$ 0.22	$ 0.19	$ 0.12
Weighted average remaining contractual term, outstanding	2 years 7 months 24 days	3 years 9 months 7 days	5 years 1 month 2 days
Aggregate intrinsic value, outstanding beginning balance		$ 60,399
Aggregate intrinsic value, outstanding ending balance	$ 2,826	$ 30,442